Acquisition of Richmond Mines Ltd. (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Schedule of Asset Acquisitions

Consideration transferred
Common shares issued	$615.3
Replacement of long-term incentive instruments	12.1
$627.4

Net assets acquired
Cash and cash equivalents	$46.2
Equity securities	11.7
Current assets, excluding cash and cash equivalents and equity securities	22.5
Mineral property, plant and equipment	774.3
Current liabilities	(21.2)
Long-term liabilities	(4.6)
Deferred income taxes	(201.5)
$627.4